Schedule of lease supplemental information (Details)	Sep. 30, 2025	Sep. 30, 2024
Right-of-use Assets And Operating Lease Liabilities
Weighted average discount rate	3.33%	3.61%
Weighted average remaining lease term	2 years 5 months 4 days	1 year 7 months 28 days